Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2016	2015	2014
Current	$1,554,060	1,447,633	$526,202
Deferred	(105,137)	(172,000)	109,657
Total	$1,448,923	1,275,633	$635,859

Schedule of reconciliations of company's effective income tax rate

	For the Years Ended December 31,
	2016	2015	2014
PRC statutory income tax rate	25%	25%	25%
Effect of income tax exemptions and reliefs	(7.36%)	(4.82%)	(8.10%)
Effect of expenses not deductible for tax purposes	0.39%	0.83%	2.10%
Effect of income not taxable	(0.49%)	(2.17%)	(3.89%)
Effect of additional deduction allowed for tax purposes	(2.66%)	-	-
Effect of valuation allowance on deferred income tax assets	0.00%	0.02%	4.98%
Effect of income tax rate difference under different tax jurisdictions	1.73%	2.62%	6.21%
Others	(1.61%)	(0.39%)	0.00%
Total	15.00%	21.09%	26.30%